ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2%
	AEROSPACE & DEFENSE - 2.9%
9,941	General Dynamics Corporation	$ 3,691,590
34,943	RTX Corporation	7,258,710
		10,950,300
	ASSET MANAGEMENT - 0.9%
2,780	Blackrock, Inc.	3,212,596

	BANKING - 5.7%
36,374	JPMorgan Chase & Company	12,949,871
17,570	PNC Financial Services Group, Inc. (The)	4,210,299
91,344	Truist Financial Corporation	4,528,836
		21,689,006
	BEVERAGES - 1.2%
30,907	PepsiCo, Inc.	4,337,488

	BIOTECH & PHARMA - 8.3%
12,963	Amgen, Inc.	5,572,534
51,222	Bristol-Myers Squibb Company	3,422,142
8,848	Eli Lilly & Company	10,234,747
26,474	Johnson & Johnson	7,038,113
34,261	Merck & Company, Inc.	5,062,405
		31,329,941
	COMMERCIAL SUPPORT SERVICES - 3.1%
29,398	Cintas Corporation	5,932,222
25,104	Republic Services, Inc.	5,545,976
		11,478,198
	DIVERSIFIED INDUSTRIALS - 1.0%
25,018	Emerson Electric Company	3,813,744

	ELECTRIC UTILITIES - 2.7%
54,726	American Electric Power Company, Inc.	6,700,104
36,826	Southern Company (The)	3,240,688
		9,940,792

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	ELECTRICAL EQUIPMENT - 0.7%
15,545	Amphenol Corporation, Class A	$ 2,464,660

	ENGINEERING & CONSTRUCTION - 1.5%
7,540	EMCOR Group, Inc.	5,538,432

	FOOD - 1.0%
21,282	Hershey Company (The)	3,750,101

	GAS & WATER UTILITIES - 0.8%
22,992	American Water Works Company, Inc.	3,178,184

	HEALTH CARE FACILITIES & SERVICES - 4.8%
31,708	Cardinal Health, Inc.	7,439,332
30,013	Centene Corporation(a)	1,931,036
11,128	Labcorp Holdings, Inc.	3,701,840
12,636	UnitedHealth Group, Inc.	4,920,585
		17,992,793
	HOUSEHOLD PRODUCTS - 1.9%
48,850	Procter & Gamble Company (The)	7,089,112

	INDUSTRIAL REIT - 0.7%
18,637	Prologis, Inc.	2,607,689

	INDUSTRIAL SUPPORT SERVICES - 0.5%
34,811	Fastenal Company	1,716,530

	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
34,564	Nasdaq, Inc.	3,408,356

	INSURANCE - 5.3%
47,729	Hartford Insurance Group, Inc. (The)	6,557,009
28,059	Marsh & McLennan Companies, Inc.	5,325,598
51,286	MetLife, Inc.	4,880,889

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	INSURANCE - 5.3% (Continued)
48,392	W R Berkley Corporation	$ 3,269,364
		20,032,860
	INTERNET MEDIA & SERVICES - 8.4%
80,496	Alphabet, Inc., Class A	27,316,318
52,219	Netflix, Inc.(a)	4,232,350
		31,548,668
	LEISURE FACILITIES & SERVICES - 2.1%
15,215	Marriott International Inc, Class A	5,199,878
10,726	McDonald's Corporation	2,826,730
		8,026,608
	MACHINERY - 3.7%
18,062	Caterpillar, Inc.	14,403,903

	MEDICAL EQUIPMENT & DEVICES - 1.8%
9,038	Stryker Corporation	2,926,504
5,961	Thermo Fisher Scientific, Inc.	3,678,534
		6,605,038
	OIL & GAS SERVICES & EQUIPMENT - 0.8%
86,719	Halliburton Company	3,195,595

	RETAIL - CONSUMER STAPLES - 3.7%
27,973	Target Corporation	4,500,296
90,619	Walmart, Inc.	9,503,216
		14,003,512
	RETAIL - DISCRETIONARY - 3.1%
19,360	Home Depot, Inc. (The)	6,346,789
37,983	TJX Companies, Inc. (The)	5,086,304
		11,433,093
	SEMICONDUCTORS - 3.4%
13,538	Analog Devices, Inc.	4,902,651
17,012	Applied Materials, Inc.	7,798,131
		12,700,782
	SOFTWARE - 9.8%
13,610	Cadence Design Systems, Inc.(a)	4,610,796

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	SOFTWARE - 9.8% (Continued)
56,306	Microsoft Corporation	$ 28,563,470
24,658	Oracle Corporation	3,677,001
		36,851,267
	SPECIALTY FINANCE - 2.4%
27,306	American Express Company	9,015,622

	TECHNOLOGY HARDWARE - 10.9%
92,487	Apple, Inc.	29,304,505
63,263	Cisco Systems, Inc.	6,989,929
31,528	Corning, Inc.	4,689,159
		40,983,593
	TECHNOLOGY SERVICES - 2.4%
12,080	International Business Machines Corporation	2,825,150
13,920	Leidos Holdings, Inc.	1,951,723
8,723	Moody's Corporation	4,401,975
		9,178,848
	TRANSPORTATION & LOGISTICS - 1.1%
84,341	CSX Corporation	4,260,064

	WHOLESALE - CONSUMER STAPLES - 0.7%
33,378	Sysco Corporation	2,706,288

	TOTAL COMMON STOCKS (Cost $295,752,953)	369,443,663

	TOTAL INVESTMENTS - 98.2% (Cost $295,752,953)	$ 369,443,663
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%	6,710,046
	NET ASSETS - 100.0%	$ 376,153,709

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.0%
	ADVERTISING & MARKETING - 0.4%
3,912	AppLovin Corporation, Class A(a)	$ 1,220,779

	AEROSPACE & DEFENSE - 1.9%
16,572	Astronics Corporation(a)	1,220,859
5,109	HEICO Corporation	1,691,845
9,386	Howmet Aerospace, Inc.	2,299,101
		5,211,805
	APPAREL & TEXTILE PRODUCTS - 0.9%
33,002	Carter's, Inc.	1,068,934
14,794	Columbia Sportswear Company	849,176
6,823	Deckers Outdoor Corporation(a)	594,147
		2,512,257
	ASSET MANAGEMENT - 2.1%
7,870	Affiliated Managers Group, Inc.	2,897,656
29,138	Franklin Templeton, Inc.	995,063
7,893	Hamilton Lane, Inc., Class A	858,916
27,162	Invesco Ltd.	890,370
		5,642,005
	AUTOMOTIVE - 0.9%
54,817	Ford Motor Company	764,149
45,040	Gentherm, Inc.(a)	1,769,622
		2,533,771
	BANKING - 7.4%
12,920	BancFirst Corporation	1,411,122
56,783	Byline Bancorp, Inc.	2,153,211
11,582	City Holding Company	1,655,647
13,548	East West Bancorp, Inc.	1,718,699
48,336	Hilltop Holdings, Inc.	1,839,185
11,752	Home Bancorp, Inc.	804,894
25,977	Independent Bank Corporation (MA)	2,108,813
74,176	NB Bancorp, Inc.	1,656,350
25,428	Seacoast Banking Corporation of Florida	863,408
78,303	Simmons First National Corporation, Class A	1,768,082
29,565	SmartFinancial, Inc.	1,494,511

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	BANKING - 7.4% (Continued)
24,449	Southern First Bancshares, Inc.(a)	$ 1,499,946
10,354	UMB Financial Corporation	1,466,437
		20,440,305
	BEVERAGES - 0.2%
7,710	Vita Coco Company, Inc. (The)(a)	452,693

	BIOTECH & PHARMA - 2.7%
2,908	Alnylam Pharmaceuticals, Inc.(a)	699,927
42,204	Collegium Pharmaceutical, Inc.(a)	1,038,640
7,557	Halozyme Therapeutics, Inc.(a)	804,745
20,642	Indivior Pharmaceuticals, Inc.(a)	721,025
6,710	Neurocrine Biosciences, Inc.(a)	1,033,541
38,008	Phibro Animal Health Corporation, CLASS A	1,434,422
11,467	Protagonist Therapeutics, Inc.(a)	1,694,250
		7,426,550
	CHEMICALS - 2.2%
5,340	CF Industries Holdings, Inc.	694,360
30,432	Dow, Inc.	928,785
15,246	International Flavors & Fragrances, Inc.	1,316,187
7,120	Rogers Corporation(a)	894,058
14,633	Sensient Technologies Corporation	1,974,577
		5,807,967
	COMMERCIAL SUPPORT SERVICES - 2.9%
12,841	Alarm.com Holdings, Inc.(a)	739,128
45,540	AMN Healthcare Services, Inc.(a)	1,561,111
33,535	Healthcare Services Group, Inc.(a)	737,435
92,933	Quad/Graphics, Inc.	934,906
13,162	TriNet Group, Inc.	925,157
241,164	Vestis Corporation(a)	3,016,961
		7,914,698
	CONSUMER SERVICES - 0.1%
39,850	Coursera, Inc.(a)	259,822

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	E-COMMERCE DISCRETIONARY - 0.3%
55,791	Figs, Inc., Class A(a)	$ 855,834

	ELECTRIC UTILITIES - 1.5%
13,901	Ameren Corporation	1,473,646
8,517	Consolidated Edison, Inc.	911,489
2,389	Constellation Energy Corporation	656,426
8,579	Vistra Corporation	1,178,497
		4,220,058
	ELECTRICAL EQUIPMENT - 7.5%
7,227	Advanced Energy Industries, Inc.	2,000,867
26,753	Allient, Inc.	2,515,050
16,219	Amphenol Corporation, A	2,571,522
2,494	Argan, Inc.	1,059,925
2,798	Bloom Energy Corporation, Class A(a)	577,227
17,366	Fortive Corporation	1,021,815
2,913	Hubbell, Inc.	1,319,589
4,717	Littelfuse, Inc.	1,944,253
11,016	nVent Electric PLC	1,660,662
9,182	Powell Industries, Inc.	1,650,281
1,911	Rockwell Automation, Inc.	811,086
4,756	SPX Technologies, Inc.(a)	935,743
19,201	Trimble, Inc.(a)	1,150,908
4,251	Vertiv Holdings Company, Class A	1,099,819
		20,318,747
	ENGINEERING & CONSTRUCTION - 5.1%
1,766	Comfort Systems USA, Inc.	2,729,565
5,556	EMCOR Group, Inc.	4,081,105
9,087	MasTec, Inc.(a)	2,178,881
4,296	MYR Group, Inc.(a)	1,251,940
2,068	Quanta Services, Inc.	1,255,462
3,953	Sterling Infrastructure, Inc.(a)	1,858,187
21,239	Tetra Tech, Inc.	767,577
		14,122,717

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	ENTERTAINMENT CONTENT - 0.4%
5,026	Take-Two Interactive Software, Inc.(a)	$ 1,104,212

	FOOD - 1.2%
71,858	The Kraft Heinz Company	1,844,594
25,978	Tyson Foods, Inc., Class A	1,432,427
		3,277,021
	GAMING REIT - 0.5%
30,235	Gaming and Leisure Properties, Inc.	1,271,986

	GAS & WATER UTILITIES - 0.7%
43,619	NiSource, Inc.	1,784,889

	HEALTH CARE FACILITIES & SERVICES - 2.4%
99,591	LifeStance Health Group, Inc.(a)	1,230,945
2,236	McKesson Corporation	1,979,575
14,994	PACS Group Inc(a)	634,396
43,542	Pediatrix Medical Group, Inc.(a)	1,142,107
107,601	Surgery Partners, Inc.(a)	1,494,578
		6,481,601
	HOME CONSTRUCTION - 1.1%
7,462	DR Horton, Inc.	1,078,707
48,407	Interface, Inc.	1,835,593
		2,914,300
	HOTEL REIT - 0.6%
97,171	Pebblebrook Hotel Trust	1,760,739

	INDUSTRIAL INTERMEDIATE PROD - 0.5%
18,432	Proto Labs, Inc.(a)	1,475,666

	INDUSTRIAL SUPPORT SERVICES - 1.4%
14,183	ADI Global Distribution, Inc.(a)	310,182
6,981	DXP Enterprises, Inc.(a)	1,310,543
13,579	Fastenal Company	669,580
28,682	Resideo Technologies, Inc.(a)	555,284

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 1.4% (Continued)
5,151	VSE Corporation	$ 1,074,911
		3,920,500
	INSTITUTIONAL FINANCIAL SERVICES - 3.2%
6,837	Cboe Global Markets, Inc.	2,052,467
4,092	Evercore, Inc., Class A	1,172,072
15,359	Northern Trust Corporation	2,850,016
4,229	State Street Corporation	809,346
25,968	StoneX Group, Inc.(a)	1,778,289
		8,662,190
	INSURANCE - 4.5%
8,194	Allstate Corporation (The)	2,112,413
232,635	Ambac Financial Group, Inc.(a)	1,014,289
7,438	Arch Capital Group Ltd.(a)	729,445
4,505	Assurant, Inc.	1,269,779
12,746	Employers Holdings, Inc.	625,701
18,632	Lemonade, Inc.(a)	973,149
11,644	Mercury General Corporation	1,187,222
3,726	Primerica, Inc.	1,071,784
4,000	RenaissanceRe Holdings Ltd.	1,310,560
37,230	United Fire Group, Inc.	2,005,580
		12,299,922
	INTERNET MEDIA & SERVICES - 1.1%
8,712	Expedia Group, Inc.	2,762,749

	LEISURE FACILITIES & SERVICES - 0.8%
6,574	Brinker International, Inc.(a)	1,502,159
12,209	Dutch Bros, Inc., Class A(a)	596,532
		2,098,691
	LEISURE PRODUCTS - 1.3%
19,816	Amer Sports, Inc.(a)	605,379
101,223	Callaway Golf Company(a)	1,590,213
23,022	Polaris, Inc.	1,485,840
		3,681,432

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	MACHINERY - 0.9%
6,612	Watts Water Technologies, Inc., Class A	$ 2,418,339

	MEDICAL EQUIPMENT & DEVICES - 3.7%
24,927	Dexcom, Inc.(a)	2,269,853
9,293	ICU Medical, Inc.(a)	1,607,224
6,080	Illumina, Inc.(a)	1,298,870
170,381	Myriad Genetics, Inc.(a)	548,627
21,505	Omnicell, Inc.(a)	756,116
14,574	Solventum Corporation(a)	1,327,108
40,299	STAAR Surgical Company(a)	910,354
86,091	Varex Imaging Corporation(a)	1,591,823
		10,309,975
	METALS & MINING - 1.0%
40,743	Constellium S.E.(a)	1,076,837
86,869	Hecla Mining Company	1,726,088
		2,802,925
	MULTI ASSET CLASS REIT - 0.7%
28,493	WP Carey, Inc.	1,993,370

	OIL & GAS PRODUCERS - 2.0%
14,921	Occidental Petroleum Corporation	897,946
18,670	PBF Energy, Inc., Class A	1,362,723
9,082	Phillips 66	2,239,440
3,319	Valero Energy Corporation	1,191,255
		5,691,364
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
23,244	TechnipFMC plc	1,816,519

	PUBLISHING & BROADCASTING - 0.4%
16,881	New York Times Company (The), Class A	1,135,585

	REAL ESTATE SERVICES - 0.5%
90,099	Newmark Group, Inc., Class A	1,372,208

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	RETAIL - CONSUMER STAPLES - 0.5%
5,484	BJ's Wholesale Club Holdings, Inc.(a)	$ 497,125
6,470	Dollar Tree, Inc.(a)	819,037
		1,316,162
	RETAIL - DISCRETIONARY - 1.5%
9,499	Advance Auto Parts, Inc.	400,668
20,935	Carvana Company(a)	1,537,885
6,621	Ferguson Enterprises, Inc.	1,486,481
1,383	Ulta Beauty, Inc.(a)	742,809
		4,167,843
	SEMICONDUCTORS - 3.5%
16,645	Ambarella, Inc.(a)	1,154,830
7,791	Entegris, Inc.	1,054,044
6,415	FormFactor, Inc.(a)	645,413
34,131	Kulicke & Soffa Industries, Inc.	2,732,529
17,647	MaxLinear, Inc., Class A(a)	1,057,232
6,233	Microchip Technology, Inc.	457,814
85,310	Navitas Semiconductor Corporation(a)	988,743
4,324	Semtech Corporation(a)	574,919
1,663	SiTime Corporation(a)	940,293
		9,605,817
	SOFTWARE - 8.3%
69,009	Alignment Healthcare, Inc.(a)	924,721
155,597	Asana, Inc., Class A(a)	1,596,425
18,458	CommVault Systems, Inc.(a)	2,538,344
4,373	Datadog, Inc., Class A(a)	1,036,576
12,986	DocuSign, Inc.(a)	860,582
2,934	Donnelley Financial Solutions, Inc.(a)	141,712
55,076	Dropbox, Inc., Class A(a)	1,938,124
4,021	Duolingo, Inc.(a)	596,556
12,841	Five9, Inc.(a)	443,785
8,327	Fortinet, Inc.(a)	1,423,334
127,014	Freshworks, Inc., Class A(a)	1,768,035
16,432	Hinge Health, Inc.(a)	1,520,946
67,845	PagerDuty, Inc.(a)	959,328

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	SOFTWARE - 8.3% (Continued)
4,229	PTC, Inc.(a)	$ 658,624
8,954	Q2 Holdings, Inc.(a)	582,368
6,464	Qualys, Inc.(a)	1,203,209
5,046	Snowflake, Inc., Class A(a)	1,672,396
29,010	Teradata Corporation(a)	841,290
16,228	Unity Software, Inc.(a)	683,199
14,706	Zoom Video Communications, Inc.(a)	1,421,776
		22,811,330
	SPECIALTY FINANCE - 1.6%
16,860	Bread Financial Holdings, Inc.	1,761,364
1,645	Credit Acceptance Corporation(a)	986,572
76,008	Happen, Inc.(a)	1,336,221
15,724	LendingTree, Inc.(a)	440,901
		4,525,058
	SPECIALTY REIT - 1.3%
31,387	EPR Properties	1,842,731
75,164	Postal Realty Trust, Inc., Class A	1,762,596
		3,605,327
	STEEL - 1.9%
4,786	Carpenter Technology Corporation	2,280,146
18,922	Northwest Pipe Company(a)	2,079,906
3,833	Nucor Corporation	956,870
		5,316,922
	TECHNOLOGY HARDWARE - 6.7%
15,323	Arista Networks, Inc.(a)	2,998,558
11,224	Arrow Electronics, Inc.(a)	2,294,522
11,444	Corning, Inc.	1,702,066
14,622	Credo Technology Group Holding Ltd.(a)	3,307,350
10,913	CTS Corporation	616,257
3,423	Garmin Ltd.	972,509
19,195	Knowles Corporation(a)	656,085
1,456	Lumentum Holdings, Inc.(a)	1,331,891
2,877	Sanmina Corporation(a)	565,963
59,731	Sonos, Inc.(a)	931,804

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	TECHNOLOGY HARDWARE - 6.7% (Continued)
2,153	Ubiquiti, Inc.	$ 1,270,313
3,875	Western Digital Corporation	1,745,881
		18,393,199
	TECHNOLOGY SERVICES - 2.5%
14,232	Affirm Holdings, Inc., Class A(a)	1,059,572
1,879	Corpay, Inc.(a)	759,680
19,348	MAXIMUS, Inc.	1,117,734
94,251	Remitly Global, Inc.(a)	2,520,272
10,946	Science Applications International Corporation	1,403,496
		6,860,754
	TRANSPORTATION & LOGISTICS - 2.5%
8,966	CH Robinson Worldwide, Inc.	1,341,852
13,938	Expeditors International of Washington, Inc.	2,643,341
25,687	International Seaways, Inc.	2,533,766
3,915	United Airlines Holdings, Inc.(a)	422,781
		6,941,740
	TRANSPORTATION EQUIPMENT - 0.9%
1,712	Cummins, Inc.	966,253
5,158	Westinghouse Air Brake Technologies Corporation	1,474,827
		2,441,080
	WHOLESALE - CONSUMER STAPLES - 1.1%
19,055	Archer-Daniels-Midland Company	1,548,981
35,636	United Natural Foods, Inc.(a)	1,562,995
		3,111,976

	TOTAL COMMON STOCKS (Cost $234,676,322)	269,073,399

	TOTAL INVESTMENTS - 98.0% (Cost $234,676,322)	$ 269,073,399
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%	5,395,293
	NET ASSETS - 100.0%	$ 274,468,692

Ltd – Limited Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

(a)	Non-income producing security.

ZACKS FOCUS GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6%
	AEROSPACE & DEFENSE - 3.2%
2,574	ATI, Inc.(a)	$ 525,611
6,111	General Electric Company	2,051,524
4,981	Howmet Aerospace, Inc.	1,220,096
		3,797,231
	AUTOMOTIVE - 3.6%
11,160	Tesla, Inc.(a)	4,106,322

	BEVERAGES - 1.6%
13,424	Coca-Cola Company (The)	1,190,306
14,091	Monster Beverage Corporation(a)	647,059
		1,837,365
	BIOTECH & PHARMA - 5.0%
6,589	AbbVie, Inc.	1,689,551
3,532	Eli Lilly & Company	4,085,571
		5,775,122
	E-COMMERCE DISCRETIONARY - 4.9%
22,370	Amazon.com, Inc.(a)	5,811,055

	ELECTRICAL EQUIPMENT - 2.3%
12,729	Amphenol Corporation, A	2,018,183
2,960	Bloom Energy Corporation, Class A(a)	610,648
		2,628,831
	ENGINEERING & CONSTRUCTION - 1.6%
2,568	EMCOR Group, Inc.	1,886,299

	HEALTH CARE FACILITIES & SERVICES - 2.5%
6,960	Cardinal Health, Inc.	1,632,955
3,986	Cencora, Inc.	1,289,870
		2,922,825
	INDUSTRIAL INTERMEDIATE PROD - 1.1%
2,455	RBC Bearings, Inc.(a)	1,213,408

	INTERNET MEDIA & SERVICES - 11.5%
24,815	Alphabet, Inc., Class A	8,420,971

ZACKS FOCUS GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INTERNET MEDIA & SERVICES - 11.5% (Continued)
5,673	Meta Platforms, Inc., Class A	$ 3,246,885
9,279	Roku, Inc.(a)	1,456,153
		13,124,009
	MEDICAL EQUIPMENT & DEVICES - 0.8%
2,397	Intuitive Surgical, Inc.(a)	903,333

	OIL & GAS PRODUCERS - 0.8%
3,922	Phillips 66	967,087

	RETAIL - CONSUMER STAPLES - 2.9%
2,933	Costco Wholesale Corporation	2,768,429
6,096	Walmart, Inc.	639,288
		3,407,717
	RETAIL - DISCRETIONARY - 2.3%
2,693	Home Depot, Inc. (The)	882,846
3,900	Ross Stores, Inc.	891,306
6,211	TJX Companies, Inc. (The)	831,715
		2,605,867
	SEMICONDUCTORS - 27.0%
4,752	Advanced Micro Devices, Inc.(a)	2,236,861
2,365	Applied Materials, Inc.	1,084,092
17,007	Broadcom, Inc.	6,298,372
9,493	Lam Research Corporation	2,862,045
7,347	Marvell Technology, Inc.	1,555,066
5,116	Micron Technology, Inc.	4,904,863
51,579	NVIDIA Corporation	11,387,611
2,672	Texas Instruments, Inc.	697,152
		31,026,062
	SOFTWARE - 10.8%
4,491	Fortinet, Inc.(a)	767,647
16,995	Microsoft Corporation	8,621,393
4,959	Oracle Corporation	739,486
12,804	Palantir Technologies, Inc., Class A(a)	2,386,410
		12,514,936

ZACKS FOCUS GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY HARDWARE - 14.2%
36,302	Apple, Inc.	$ 11,502,288
3,667	Arista Networks, Inc.(a)	717,595
6,670	Dell Technologies, Inc., Class C	3,041,586
2,576	Western Digital Corporation	1,160,617
		16,422,086
	TECHNOLOGY SERVICES - 3.5%
3,066	Mastercard, Inc., Class A	1,806,824
6,006	Visa, Inc., Class A	2,278,497
		4,085,321

	TOTAL COMMON STOCKS (Cost $102,024,346)	115,034,876

	TOTAL INVESTMENTS - 99.6% (Cost $102,024,346)	$ 115,034,876
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	475,704
	NET ASSETS - 100.0%	$ 115,510,580

(a)	Non-income producing security.

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.0%
	Australia - 3.4%
12,465	Australia & New Zealand Banking Group Ltd.(a)	$ 332,352
16,813	BHP Group Ltd.(a)	798,111
5,058	Commonwealth Bank of Australia	579,683
1,519	Macquarie Group Ltd.	272,826
10,208	National Australia Bank Ltd.	282,637
10,462	QBE Insurance Group Ltd.(a)	166,918
3,393	Wesfarmers Ltd.(a)	193,191
12,078	Westpac Banking Corporation	299,093
9,436	Woodside Energy Group Ltd.	219,263
		3,144,074
	Belgium - 1.4%
8,681	Anheuser-Busch InBev S.A.	688,670
2,472	KBC Group N.V.(a)	376,243
1,044	UCB S.A.	261,152
		1,326,065
	Bermuda - 0.1%
2,247	Jardine Matheson Holdings Ltd.	132,371

	Denmark - 1.2%
55	AP Moller - Maersk A/S - Series B	184,105
9,927	Novo Nordisk A/S, Class B(a)	451,080
6,352	Orsted A/S(b)	134,199
9,922	Vestas Wind Systems A/S(a)	329,659
		1,099,043
	Finland - 1.9%
10,491	Metso Outotec OYJ	217,085
10,654	Neste OYJ	394,620
36,824	Nokia OYJ(a)	373,417
38,093	Nordea Bank Abp	779,607
		1,764,729
	France - 7.6%
2,099	Air Liquide S.A.	413,459
5,803	AXA SA(a)	290,588
6,379	BNP Paribas S.A.(a)	761,744

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	France - 7.6% (Continued)
3,294	Bouygues S.A.	$ 169,235
8,900	Carrefour S.A.(a)	162,086
2,258	Danone S.A.(a)	168,635
25,701	Engie S.A.(a)	734,570
847	EssilorLuxottica S.A.	157,798
91	Hermes International S.C.A.	167,156
1,031	Legrand S.A.	163,568
717	L'Oreal S.A.	320,472
759	LVMH Moet Hennessy Louis Vuitton S.E.	399,738
1,810	Safran S.A.(a)	708,691
3,454	Sanofi S.A.(a)	308,240
2,019	Schneider Electric S.E.(a)	691,062
5,751	Societe Generale S.A.(a)	485,431
8,222	TotalEnergies S.E.(a)	721,515
2,098	Vinci S.A.(a)	275,809
		7,099,797
	Germany - 7.9%
1,502	Allianz S.E.(a)	786,687
4,440	BASF S.E.(a)	273,302
4,121	Bayer A.G.(a)	234,802
733	Deutsche Boerse A.G.(a)	245,270
5,311	Deutsche Post A.G.(a)	346,415
11,030	Deutsche Telekom A.G.(a)	363,694
22,184	E.ON S.E.	458,784
6,435	Infineon Technologies A.G.(a)	420,851
1,233	Knorr-Bremse A.G. 144A(c)	151,278
403	Muenchener Rueckversicherungs-Gesellschaft A.G.	242,914
112	Rheinmetall A.G.	144,545
2,758	RWE A.G.	187,904
4,625	SAP S.E.(a)	1,025,807
4,798	Siemens A.G.(a)	1,592,087
5,323	Siemens Energy A.G.(a)	879,312
		7,353,652

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	Italy - 3.7%
9,999	Assicurazioni Generali SpA(a)	$ 517,783
35,819	Enel SpA(a)	392,066
14,430	Eni SpA(a)	390,718
139,244	Intesa Sanpaolo SpA(a)	1,098,323
3,985	Prysmian SpA	556,520
4,953	UniCredit SpA(a)	484,194
		3,439,604
	Japan - 24.6%
3,645	Advantest Corporation	768,686
8,936	Asics Corporation	251,714
16,386	Astellas Pharma, Inc.(a)	243,247
6,149	Capcom Company Ltd.	164,355
8,578	Central Japan Railway Company	213,493
7,209	Chugai Pharmaceutical Company Ltd.	311,955
9,851	Daifuku Company Ltd.	357,898
16,483	Daiichi Life Group, Inc.	189,693
1,239	Disco Corporation	450,763
9,196	East Japan Railway Company	206,136
7,986	FANUC Corporation	302,687
1,666	Fast Retailing Company Ltd.	755,552
16,362	Fujikura Ltd.	563,722
18,611	Hitachi Ltd.	633,519
2,844	Hoya Corporation	437,941
8,663	Inpex Corporation	214,578
32,458	ITOCHU Corporation(a)	428,295
5,849	Japan Tobacco, Inc.	253,910
12,579	KDDI Corporation(a)	233,032
1,916	Kioxia Holdings Corporation(a),(b)	599,556
16,169	Marubeni Corporation	498,775
26,375	Mitsubishi Corporation(a)	793,134
18,903	Mitsubishi Electric Corporation	660,853
8,328	Mitsubishi Estate Company Ltd.	197,835
25,674	Mitsubishi Heavy Industries Ltd	625,004
36,328	Mitsubishi UFJ Financial Group, Inc.(a)	836,836

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	Japan - 24.6% (Continued)
29,385	Mitsui & Company Ltd.	$ 921,357
23,182	Mizuho Financial Group, Inc.(a)	1,251,296
11,181	Murata Manufacturing Company Ltd. - Series F(a)	503,293
3,043	Nintendo Company Ltd.(a)	172,272
2,786	Otsuka Holdings Company Ltd.	213,633
31,205	Panasonic Holdings Corporation(a)	878,606
11,292	Recruit Holdings Company Ltd.	1,287,511
13,660	Renesas Electronics Corporation(a)	290,040
9,976	Shin-Etsu Chemical Company Ltd.(a)	376,115
15,515	SoftBank Group Corporation	505,017
8,972	Sompo Holdings, Inc.	384,707
17,049	Sony Group Corporation(a)	428,592
26,998	Sumitomo Corporation	302,761
49,416	Sumitomo Electric Industries Ltd.	687,016
14,880	Sumitomo Mitsui Financial Group, Inc.(a)	649,678
7,896	Takeda Pharmaceutical Company Ltd.	284,943
15,539	TDK Corporation	299,394
7,547	Tokio Marine Holdings, Inc.	364,092
1,837	Tokyo Electron Ltd.	649,004
5,124	Tokyo Gas Company Ltd.	198,413
46,776	Toyota Motor Corporation	924,084
		22,764,993
	Jersey - 0.8%
91,730	Glencore plc(a)	740,263

	Luxembourg - 1.1%
11,462	ArcelorMittal S.A.(a)	853,624
5,231	Tenaris S.A.	145,437
		999,061
	Netherlands - 7.0%
7,444	ABN AMRO Bank N.V. 144A(c)	360,740
1,327	AerCap Holdings N.V.	193,662
1,781	Airbus S.E.	408,138
653	Argenx S.E.(a),(b)	664,304

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	Netherlands - 7.0% (Continued)
351	ASM International N.V.	$ 329,509
1,849	ASML Holding N.V.(a)	3,118,832
23,347	ING Groep N.V.(a)	826,924
3,401	Prosus N.V.(a)	151,459
9,190	STMicroelectronics N.V.	459,286
		6,512,854
	Norway - 0.2%
5,271	Equinor ASA	225,320

	Singapore - 3.1%
20,993	DBS Group Holdings Ltd.(a)	1,278,308
21,167	Oversea-Chinese Banking Corp Ltd.	524,887
30,322	Singapore Exchange Ltd.	608,301
131,045	Singapore Telecommunications Ltd.	468,055
		2,879,551
	Spain - 5.8%
2,028	ACS Actividades de Construccion y Servicios S.A.	240,570
11,928	Aena SME S.A. 144A(c)	366,141
41,100	Banco Bilbao Vizcaya Argentaria S.A.(a)	1,195,228
52,011	Banco Santander S.A.(a)	765,269
51,382	CaixaBank S.A.(a)	785,625
11,161	Endesa S.A.	545,926
34,517	Iberdrola S.A.	805,276
5,038	Industria de Diseno Textil S.A.(a)	339,496
10,412	Repsol S.A.(a)	329,647
		5,373,178
	Sweden - 2.8%
14,572	Atlas Copco A.B., Class A	313,439
3,538	Boliden A.B.	208,576
6,307	Epiroc A.B.	174,253
2,499	Saab A.B.	165,146
7,698	Sandvik A.B.	308,978
4,739	Swedbank A.B., Class A	186,154
23,274	Telefonaktiebolaget LM Ericsson, Class B(a)	235,046

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	Sweden - 2.8% (Continued)
83,601	Telia Company A.B.	$ 380,945
18,088	Volvo A.B., B SHARES(a)	653,859
		2,626,396
	Switzerland - 7.9%
6,309	ABB Ltd.(a)	616,609
2,976	Coca-Cola HBC A.G.	184,276
3,338	Compagnie Financiere Richemont S.A.(a)	793,503
1,706	Galderma Group A.G. 144A(c)	354,366
5,587	Holcim A.G.(a)	491,025
8,917	Nestle S.A.(a)	869,515
8,163	Novartis A.G.(a)	1,244,784
3,859	Roche Holding A.G.(a)	1,684,323
5,164	Sandoz Group A.G.(a)	433,916
1,465	Straumann Holding A.G.	170,187
969	Swiss Re A.G.(a)	168,491
513	Zurich Insurance Group A.G.	376,098
		7,387,093
	United Kingdom - 16.5%
7,676	Anglo American plc	443,998
5,762	AstraZeneca PLC(a)	934,518
12,895	BAE Systems PLC (a)	357,127
59,723	Barclays PLC(a)	401,895
71,591	BP PLC(a)	499,073
21,423	British American Tobacco PLC (a)	1,198,520
13,071	Compass Group PLC(a)	400,626
19,174	GSK PLC (a)	481,532
4,266	Halma PLC	209,936
115,706	HSBC Holdings PLC(a)	2,396,145
545,444	Lloyds Banking Group PLC	812,579
1,943	London Stock Exchange Group PLC	236,938
56,047	National Grid PLC(a)	888,502
84,630	NatWest Group PLC(a)	779,058
14,100	Prudential PLC	194,485
5,456	RELX PLC	197,529

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	United Kingdom - 16.5% (Continued)
7,725	Rio Tinto PLC(a)	$ 803,231
50,364	Rolls-Royce Holdings plc(a)	1,044,211
31,154	Shell plc(a)	1,411,774
5,259	SSE PLC(a)	174,507
23,873	Standard Chartered PLC	704,183
6,174	Unilever PLC	399,532
178,818	Vodafone Group plc	286,990
		15,256,889

	TOTAL COMMON STOCKS (Cost $80,034,573)	90,124,933

	TOTAL INVESTMENTS - 97.0% (Cost $80,034,573)	$ 90,124,933
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.0%	2,799,895
	NET ASSETS - 100.0%	$ 92,924,828

A/S - Aktieselskab

A.B. - Aktiebolag

Abp - Asset Business Plan

A.G. - Aktiengesellschaft

ASA - Allmennaksjeselskap

Inc. - Incorporated

Ltd. - Limited Company

N.V. - Naamloze Vennootschap

OYJ - Julkinen osakeyhtiö

plc - Public Limited Company

S.A. - Société Anonyme

S.C.A. - Société en Commandite par Actions

S.E. - Structured entity

SpA - Società per Azioni

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026 the total market value of 144A securities is 1,232,525 or 1.3% of net assets.

ZACKS PREFERRED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.5%
	ASSET MANAGEMENT — 8.7%
240,000	Charles Schwab Corporation (The)(a)	H15T5Y + 2.250%	6.1000	09/01/74	$ 236,864
215,000	Voya Financial, Inc.(a)	H15T5Y + 3.358%	7.7500	09/15/68	222,943
					459,807
	AUTOMOTIVE — 4.1%
215,000	General Motors Financial Company, Inc.(a)	US0003M + 3.436%	6.5000	03/30/73	215,910

	BANKING — 42.0%
130,000	Bank of America Corporation(a)	H15T5Y + 2.351%	6.2500	07/26/73	130,249
105,000	Bank of America Corporation(a)	H15T5Y + 2.684%	6.6250	08/01/73	107,756
90,000	Citigroup, Inc.(a)	H15T5Y + 3.211%	7.6250	02/15/72	94,213
80,000	Citigroup, Inc.(a)	H15T5Y + 3.209%	7.3750	08/15/73	82,349
30,000	Citigroup, Inc.(a)	H15T5Y + 2.693%	7.1250	05/15/74	30,702
30,000	Citigroup, Inc.(a)	H15T5Y + 2.905%	7.2000	08/15/74	30,822
70,000	Citizens Financial Group, Inc. Series C(a)	TSFR3M + 3.419%	7.1690	01/07/68	70,288
75,000	Citizens Financial Group, Inc.(a)	TSFR3M + 3.265%	7.0150	01/07/75	75,242
80,000	Citizens Financial Group, Inc.(a)	H15T5Y + 2.379%	6.7500	07/06/76	79,210
130,000	CoBank ACB(a)	H15T5Y + 2.620%	6.7500	10/01/75	130,219
240,000	First Citizens BancShares, Inc.(a)	H15T5Y + 3.301%	7.0000	03/15/75	242,517
220,000	Huntington Bancshares, Inc.(a)	H15T5Y + 2.653%	6.2500	01/15/74	221,746
30,000	JPMorgan Chase & Company Series CC(a)	US0003M + 2.580%	4.6250	05/01/66	30,111
115,000	JPMorgan Chase & Company(a)	H15T5Y + 2.737%	6.8750	03/01/74	119,320
55,000	JPMorgan Chase & Company(a)	H15T5Y + 2.152%	6.5000	04/01/74	55,914
30,000	JPMorgan Chase & Company(a)	H15T5Y + 2.080%	6.1000	07/01/74	30,062
10,000	KeyCorp Capital III		7.7500	07/15/29	10,474
45,000	M&T Bank Corporation Series F(a)	US0003M + 3.520%	5.1250	12/29/49	45,131
55,000	PNC Financial Services Group, Inc. (The)(a)	H15T5Y + 3.238%	6.2000	12/15/72	55,510
120,000	PNC Financial Services Group, Inc. (The)(a)	H15T7Y + 2.808%	6.2500	06/15/73	121,978
90,000	Truist Financial Corporation Series N(a)	H15T5Y + 3.003%	6.6690	03/01/73	90,328
150,000	Truist Financial Corporation(a)	H15T5Y + 2.129%	6.2500	05/15/76	148,585
10,000	US Bancorp(a)	SOFRRATE +2.914%	5.3000	12/29/49	9,990
115,000	Wells Fargo & Company(a)	H15T5Y + 3.606%	7.6250	09/15/73	119,778
85,000	Wells Fargo & Company(a)	H15T5Y + 2.767%	6.8500	07/15/74	87,771
					2,220,265

ZACKS PREFERRED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.5% (Continued)
	ELECTRIC UTILITIES — 6.4%
100,000	American Electric Power Company, Inc.(a)	H15T5Y + 2.750%	7.0500	12/15/54	$ 103,872
30,000	Dominion Energy, Inc.(a)	H15T5Y + 2.511%	7.0000	06/01/54	31,219
50,000	Dominion Energy, Inc.(a)	H15T5Y + 2.386%	6.8750	02/01/55	50,904
80,000	Dominion Energy, Inc.(a)	H15T5Y + 2.207%	6.6250	05/15/55	80,581
40,000	Duke Energy Corporation(a)	H15T5Y + 2.588%	6.4500	09/01/54	40,936
30,000	Southern Company (The) Series 2025-B(a)	H15T5Y + 2.069%	6.3750	03/15/55	30,175
					337,687
	GAS & WATER UTILITIES — 0.4%
20,000	NiSource, Inc.(a)	H15T5Y + 2.451%	6.9500	11/30/54	20,565

	INSTITUTIONAL FINANCIAL SERVICES — 17.5%
170,000	Bank of New York Mellon Corporation (The)(a)	H15T5Y + 2.297%	6.3000	03/20/74	173,752
50,000	Bank of New York Mellon Corporation (The)(a)	H15T5Y + 1.868%	6.1500	12/20/75	49,880
45,000	Goldman Sachs Group, Inc. (The)(a)	H15T5Y + 3.156%	7.5000	08/18/70	46,864
135,000	Goldman Sachs Group, Inc. (The)(a)	H15T5Y + 2.809%	7.5000	11/10/72	139,943
60,000	Goldman Sachs Group, Inc. (The)(a)	H15T5Y + 2.461%	6.8500	01/24/75	61,530
220,000	Morgan Stanley(a)		5.8750	03/15/75	218,617
45,000	State Street Corporation(a)	H15T5Y + 2.613%	6.7000	03/15/74	46,064
50,000	State Street Corporation(a)	H15T5Y + 2.135%	6.4500	06/15/74	50,441
45,000	State Street Corporation(a)	H15T5Y + 2.628%	6.7000	12/15/74	46,340
90,000	State Street Corporation(a)	H15T5Y + 2.023%	6.3500	12/15/75	89,665
					923,096
	INSURANCE — 4.9%
160,000	Corebridge Financial, Inc.(a)	H15T5Y + 3.181%	6.8750	12/01/74	166,024
90,000	MetLife, Inc.(a)	US0003M + 2.959%	5.8750	09/15/66	90,963
					256,987
	SPECIALTY FINANCE — 9.5%
220,000	Ally Financial, Inc.(a)	H15T5Y + 3.148%	7.1000	08/15/74	222,637
230,000	American Express Company(a)	H15T5Y + 2.119%	6.4500	09/15/75	231,742
45,000	Capital One Financial Corporation(a),(b)	TSFR3M + 3.338%	5.5000	10/30/73	45,009
					499,388

ZACKS PREFERRED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.5% (Continued)
	TELECOMMUNICATIONS — 2.0%
100,000	Verizon Communications, Inc.(a)	H15T5Y + 2.042%	6.2000	05/14/56	$ 96,801
10,000	Verizon Communications, Inc.(a)	H15T5Y + 1.813%	6.0500	05/14/58	9,767
					106,568
	TOTAL CORPORATE BONDS (Cost $5,043,875)				5,040,273

	TOTAL INVESTMENTS - 95.5% (Cost $5,043,875)				$ 5,040,273
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.5%				238,227
	NET ASSETS - 100.0%				$ 5,278,500

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
H15T7Y	US Treasury Yield Curve Rate T Note Constant Maturity 7 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR3M	Three Month Term Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month

(a)	Variable rate security; the rate shown represents the rate on August 31, 2026.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ZACKS INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.3%
	ASSET MANAGEMENT - 4.5%
4,343	Invesco Ltd.	$ 142,364
2,513	T Rowe Price Group, Inc.	279,646
		422,010
	AUTOMOTIVE - 2.4%
16,091	Ford Motor Company	224,309

	BANKING - 15.1%
4,615	Fifth Third Bancorp	248,149
1,120	JPMorgan Chase & Company	398,742
9,592	KeyCorporation	207,283
4,060	Regions Financial Corporation	121,313
3,598	Truist Financial Corporation	178,389
5,236	United Bankshares, Inc.	246,773
		1,400,649
	BIOTECH & PHARMA - 3.6%
807	Gilead Sciences, Inc.	118,096
7,390	Pfizer, Inc.	210,320
		328,416
	CHEMICALS - 2.8%
2,914	FMC Corporation	33,598
2,386	Huntsman Corporation	22,858
3,126	LyondellBasell Industries N.V., Class A	203,441
		259,897
	COMMERCIAL SUPPORT SERVICES - 0.9%
1,533	H&R Block, Inc.	79,179

	CONTAINERS & PACKAGING - 0.9%
2,193	International Paper Company	83,180

	ELECTRIC UTILITIES - 17.6%
560	Black Hills Corporation	40,141
4,167	Edison International	224,935
1,365	Entergy Corporation	145,113
2,745	Eversource Energy	192,534

ZACKS INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	ELECTRIC UTILITIES - 17.6% (Continued)
3,152	FirstEnergy Corporation	$ 144,551
1,155	NextEra Energy, Inc.	95,103
4,589	Northwestern Energy Group, Inc.	317,374
140	NRG Energy, Inc.	15,417
2,732	Pinnacle West Capital Corporation	266,752
2,835	PPL Corporation	96,759
1,144	Public Service Enterprise Group, Inc.	83,890
		1,622,569
	FOOD - 4.8%
10,947	Conagra Brands, Inc.	175,371
6,566	General Mills, Inc.	270,519
		445,890
	GAS & WATER UTILITIES - 3.0%
1,190	New Jersey Resources Corporation	63,475
700	Southwest Gas Holdings, Inc.	61,831
3,917	UGI Corporation	150,608
		275,914
	HEALTH CARE FACILITIES & SERVICES - 1.9%
1,890	CVS Health Corporation	177,490

	HOME & OFFICE PRODUCTS - 0.2%
350	Whirlpool Corporation	14,294

	HOUSEHOLD PRODUCTS - 1.9%
1,638	Kimberly-Clark Corporation	176,822

	INSURANCE - 3.1%
3,082	Unum Group	287,304

	OIL & GAS PRODUCERS - 10.9%
1,469	Chevron Corporation	302,820
875	ExxonMobil Holdings Corporation	140,831
1,410	HF Sinclair Corporation	143,270
1,470	ONEOK, Inc.	141,135

ZACKS INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	OIL & GAS PRODUCERS - 10.9% (Continued)
770	Valero Energy Corporation	$ 276,368
		1,004,424
	RETAIL - CONSUMER STAPLES - 1.0%
564	Target Corporation	90,736

	RETAIL - DISCRETIONARY - 3.3%
1,918	Best Buy Company, Inc.	153,727
1,133	Genuine Parts Company	153,714
		307,441
	SEMICONDUCTORS - 1.0%
1,332	Skyworks Solutions, Inc.	89,257

	SPECIALTY FINANCE - 2.4%
1,596	Fidelity National Financial, Inc.	74,134
2,310	OneMain Holdings, Inc.	144,283
		218,417
	TECHNOLOGY HARDWARE - 3.7%
1,772	HP, Inc.	53,195
350	Seagate Technology Holdings PLC	289,934
		343,129
	TELECOMMUNICATIONS - 3.1%
4,557	AT&T, Inc.	117,981
3,378	Verizon Communications, Inc.	168,967
		286,948
	TOBACCO & CANNABIS - 5.9%
6,118	Altria Group, Inc.	418,961
630	Philip Morris International, Inc.	117,999
		536,960

ZACKS INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
WHOLESALE - CONSUMER STAPLES - 3.3%
2,135	Archer-Daniels-Midland Company	$ 173,554
1,155	Bunge Global S.A.	134,223
307,777

	TOTAL COMMON STOCKS (Cost $8,943,929)	8,983,012

	TOTAL INVESTMENTS - 97.3% (Cost $8,943,929)	$ 8,983,012
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.7%	247,060
	NET ASSETS - 100.0%	$ 9,230,072

Ltd. -	Limited Company
N.V. -	Naamloze Vennootschap
PLC -	Public Limited Company
S.A. -	Société Anonyme